LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2020
LOAN RECEIVABLE [Abstract]
LOAN RECEIVABLE
4.	LOAN RECEIVABLE

On July 29, 2018 the Company entered into a loan agreement with a company related to a director, whereby the Company advanced $60,000 to the vendor. On March 20, 2019, the Company advanced an additional $21,000 to the vendor. The loan is unsecured, bears interest at 10% per annum and is due on demand. During the year ended December 31, 2019 $89,374 of the loan was repaid and as at December 31, 2020 and 2019 $1,874 remains outstanding.